Fair Value Measurements and Financial Instruments - Summary of Partnership's Loan Receivables and Other Financing Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Credit Quality Indicators [Table]
Total Lease and Financing Lease Receivable Originated current year		$ 991
Total Lease and Financing Lease Receivable Originated two years prior to the latest fiscal year		211,939
Total Lease and Financing Lease Receivable Originated four years prior to the latest fiscal year		447,949
Total lease and Financing Lease Receivable	$ 635,009	660,879
Total Lease and Financing Lease Receivable Originated five or more years prior to the latest fiscal year	425,440
Total Lease and Financing Lease Receivable	209,569
Performing Financial Instruments
Financing Receivable, Credit Quality Indicators [Table]
Direct Financing Lease, Net Investment in Lease, Originated in Current Fiscal Year		0
Direct Financing Lease, Net Investment in Lease, Originated Two Years before Latest Fiscal Year		211,939
Direct Financing Lease, Net Investment in Lease, Originated Four Years before Latest Fiscal Year		332,308
Direct Financing Lease, Net Investment in Lease	529,368	544,247
Direct Financing Lease, Net Investment in Lease, Year Four, Originated, Three Years before Current Fiscal Year	209,569
Direct Financing Lease, Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	319,799
Performing Financial Instruments | Corporate Joint Venture
Financing Receivable, Credit Quality Indicators [Table]
Direct Financing Lease, Net Investment in Lease, Originated in Current Fiscal Year		0
Direct Financing Lease, Net Investment in Lease, Originated Two Years before Latest Fiscal Year		0
Direct Financing Lease, Net Investment in Lease, Originated Four Years before Latest Fiscal Year		332,308
Direct Financing Lease, Net Investment in Lease	319,799	332,308
Direct Financing Lease, Net Investment in Lease, Year Four, Originated, Three Years before Current Fiscal Year	0
Direct Financing Lease, Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	319,799
Performing Financial Instruments | Subsidiaries
Financing Receivable, Credit Quality Indicators [Table]
Direct Financing Lease, Net Investment in Lease, Originated in Current Fiscal Year		0
Direct Financing Lease, Net Investment in Lease, Originated Two Years before Latest Fiscal Year		211,939
Direct Financing Lease, Net Investment in Lease, Originated Four Years before Latest Fiscal Year		0
Direct Financing Lease, Net Investment in Lease	209,569	211,939
Direct Financing Lease, Net Investment in Lease, Year Four, Originated, Three Years before Current Fiscal Year	209,569
Direct Financing Lease, Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	0
Performing Financial Instruments | Loans Receivable
Financing Receivable, Credit Quality Indicators [Table]
Financing Receivable, Originated in Current Fiscal Year		991
Financing Receivable, Originated Two Years before Latest Fiscal Year		0
Financing Receivable, Originated Four Years before Latest Fiscal Year		115,641
Financing Receivable, before Allowance for Credit Loss	105,641	116,632
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	105,641
Performing Financial Instruments | Exmar Lpg Bvba | Loans Receivable
Financing Receivable, Credit Quality Indicators [Table]
Financing Receivable, Originated in Current Fiscal Year		0
Financing Receivable, Originated Two Years before Latest Fiscal Year		0
Financing Receivable, Originated Four Years before Latest Fiscal Year		42,266
Financing Receivable, before Allowance for Credit Loss	32,266	42,266
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	32,266
Performing Financial Instruments | Bahrain LNG Joint Venture | Loans Receivable
Financing Receivable, Credit Quality Indicators [Table]
Financing Receivable, Originated in Current Fiscal Year		0
Financing Receivable, Originated Two Years before Latest Fiscal Year		0
Financing Receivable, Originated Four Years before Latest Fiscal Year		73,375
Financing Receivable, before Allowance for Credit Loss	73,375	73,375
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	$ 73,375
Performing Financial Instruments | Angola Joint Venture | Loans Receivable
Financing Receivable, Credit Quality Indicators [Table]
Financing Receivable, Originated in Current Fiscal Year		991
Financing Receivable, Originated Two Years before Latest Fiscal Year		0
Financing Receivable, Originated Four Years before Latest Fiscal Year		0
Financing Receivable, before Allowance for Credit Loss		$ 991